Share Repurchase Program	3 Months Ended
Mar. 31, 2026
Disclosure Text Block [Abstract]
Share Repurchase Program

11. Share Repurchase Program

In November 2023, the Board approved a share repurchase program (the “Share Repurchase Program”), authorizing the Company to repurchase up to $50,000 of common shares outstanding. During the year ended December 31, 2025, the Board authorized the Company to repurchase an additional $140,000 of common shares under the Share Repurchase Program. Under the Share Repurchase Program, management is authorized to purchase common shares from time to time through open market purchases or privately negotiated transactions at prevailing prices as permitted by securities laws and other legal requirements, and subject to market conditions and other factors.

During the three months ended March 31, 2026, we repurchased 588,100 of our common shares for $4,834 at an average price of $8.22 per share. During the three months ended March 31, 2025, we repurchased 612,610 of our common shares for $9,998 at an average price of $16.32 per share. These repurchases are recorded at cost as treasury shares within the unaudited consolidated statements of financial position and unaudited consolidated statements of shareholders' equity. As of March 31, 2026, a total of $50,552 remained available for future repurchases of our common shares under our Share Repurchase Program.